GENERAL (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
	Aug. 03, 2023	Apr. 19, 2024	Nov. 15, 2023	Mar. 30, 2023	Feb. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 08, 2024	Jan. 19, 2024	Dec. 31, 2020	Dec. 31, 2018
Accumulated deficit						$ 106,948	$ 102,926
Net cash used in operating activities						2,367	4,654	$ 9,697
Cash, cash equivalents and restricted cash						5,577	$ 4,505	4,604			$ 3,952
Net working capital						23,059
Amount of secured financing												$ 20,000
Remaining available secured financing											$ 6,000
Amount raised from private equity placement					$ 5,848
Gross proceeds of subordinated debt					12,000			$ 12,000
Amount of direct offering cost	$ 2,750		$ 2,000	$ 2,400
Warrant issued purchase of ordinary shares	661,000		1,081,000	485,000
Pre-funded warrant issued purchase of ordinary shares	2,574,295		3,671,910	1,032,615
Warrants exercise price	$ 0.00001		$ 0.00001	$ 0.00001
Concurrent private placement of warrant to purchase ordinary shares	3,235,295		9,505,820	1,517,615
Concurrent private placement of exercise price	$ 0.85		$ 0.5	$ 1.66
Promissory notes [Member]
Gross proceeds of subordinated debt					$ 1,600
Subsequent Event [Member]
Amount of direct offering cost		$ 2,900
Warrant issued purchase of ordinary shares		2,873,885							940,000	4,250,000
Pre-funded warrant issued purchase of ordinary shares		5,242,270
Warrants exercise price		$ 0.00001								$ 0.45
Concurrent private placement of warrant to purchase ordinary shares		8,116,155
Concurrent private placement of exercise price		$ 0.38
Secured Credit Facility [Member] | Fortress Investment Group [Member]
Remaining available secured financing						$ 6,000